14. Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued liabilities

Accrued liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Tax penalty payable (a)	$2,780	$9,670
Other payable	5,024	4,556
Other tax payables	296	774
Accrued expense	707	1,323
Other accrual and payables	370	172
Total accrued liabilities	$9,177	$16,495